Business segment Information (Details)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Percentage of Net Sales	100.00%	100.00%	100.00%
Scales and Others
Percentage of Net Sales	45.00%	67.00%	68.00%
Pet Electronics Products
Percentage of Net Sales	48.00%	14.00%	16.00%
Rental and Management
Percentage of Net Sales	7.00%	19.00%	16.00%